Commitments and Contingencies - Operating Lease Obligations (Details)	Dec. 26, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Total	$ 43,094,000
Less than 1 Year	4,296,000
1-3 Years	8,959,000
4-5 Years	9,830,000
Thereafter	$ 20,009,000